Federated Hermes MDT Small Cap Growth Fund Expense Example, No Redemption - Class A C IS and R6 Shares [Member] - Federated Hermes MDT Small Cap Growth Fund	Jul. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 686
Expense Example, No Redemption, 3 Years	972
Expense Example, No Redemption, 5 Years	1,279
Expense Example, No Redemption, 10 Years	2,148
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	216
Expense Example, No Redemption, 3 Years	667
Expense Example, No Redemption, 5 Years	1,144
Expense Example, No Redemption, 10 Years	2,279
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	115
Expense Example, No Redemption, 3 Years	359
Expense Example, No Redemption, 5 Years	622
Expense Example, No Redemption, 10 Years	1,375
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	325
Expense Example, No Redemption, 5 Years	563
Expense Example, No Redemption, 10 Years	$ 1,248